Discontinued Operations - Summary of Earnings from Discontinued Operations (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Income loss from continuing and discontinued operations [line items]
Deferred tax liability	$ 799	$ 708
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Tax benefit on gain on sale of discontinued operations	(343)
Deferred tax liability	528		$ 850
Tax (expense) benefit on earnings from discontinued operations	$ 995	$ (142)